SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Warrant Liabilities (Details) - Warrant Liability - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Estimated fair value at beginning of period		$ 0	$ 617
Change in estimated fair value		0	(3,339)	$ 3,500
Settlement of warrant liability			3,956
Estimated fair value at end of period			0	$ 617
VectoIQ
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Estimated fair value at beginning of period	$ 7,335	0
Warrant liability assumed from the Business Combination		21,698
Change in estimated fair value	(1,560)	(13,448)
Settlement of warrant liability		(915)
Estimated fair value at end of period	$ 8,895	$ 7,335	$ 0